Risks and Liquidity - Narrative (Details) - USD ($)	2 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Risks And Liquidity [Abstract]
Accumulated deficit		$ (26,162,575)	$ (18,797,570)	$ (25,442,035)
Proceeds from initial public offering	$ 2,800,000